Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 1,674,674	$ 453,162	$ 76,878
Accounts Receivable	202,775	638,890	721,932
Inventory	2,280,270	2,471,567	2,756,350
Other Current Assets	777,623	355,928	1,717,650
Total Current Assets	4,935,342	3,919,547	5,272,810
Long Term Assets
Property and Equipment, net of Accumulated Depreciation	4,109,920	5,449,412	6,428,112
Operating Lease Right-of-Use Assets, net	2,797,808	3,303,158	3,658,493
Investment in Flavored Bourbon LLC	14,285,222	14,285,222	10,864,000
Intangible Assets (Note 10)		421,151
Intangible Digital Assets (Note 7)	455,648,074
Other Intangible Assets (Note 9)	394,171	421,151
Goodwill (Note 9)	589,870	589,870
Other Long Term Assets	17,965	31,666	44,817
Total Long Term Assets	477,843,030	24,080,479	20,995,422
Total Assets	482,778,372	28,000,026	26,268,232
Current Liabilities
Accounts Payable	3,068,371	4,979,353	5,228,786
Accrued Payroll	1,572,591	950,974	1,321,298
Accrued Tax Liability	1,449,351	1,535,628	1,468,994
Other Current Liabilities	688,833	1,253,052	1,827,013
Operating Lease Liabilities, Current	1,083,271	1,131,545	1,294,706
Notes Payable, Current	2,358,574	3,758,595	14,270,956
Convertible Notes Payable (2022 and 2023 Convertible Notes) (including related party convertible notes of $0 and $17,220,203 as of December 31, 2024 and 2023, respectively) (See Notes 5 and 15)			36,283,891
Accrued Interest	134,554	202,367	1,152,998
Total Current Liabilities	10,355,545	13,811,514	62,848,642
Long Term Liabilities
Convertible Notes Payable (Whiskey Notes) (including a related party convertible note of $0 and $390,607 as of December 31, 2024 and 2023, respectively)			1,452,562
Operating Lease Liabilities, net of Current Portion	2,325,584	2,810,015	3,081,924
Notes Payable, net of Current Portion	238,053	9,482,339
Accrued Interest, net of Current Portion		977,316
Deferred Income Tax	49,426,794
Other Long Term Liabilities		127,075
Total Long-Term Liabilities	51,990,431	13,396,745	6,842,046
Total Liabilities	62,345,976	27,208,259	69,690,688
Commitments and Contingencies (Note 11)
Stockholders’ Equity/(Deficit)
Preferred Stock
Common Stock	18,323	556	67
Additional Paid-In-Capital	308,612,299	74,925,180	31,421,953
Retained Earnings/(Accumulated Deficit)	111,801,751	(74,134,018)	(74,844,476)
Total Stockholders’ Equity/(Deficit)	420,432,396	791,767	(43,422,456)
Total Liabilities & Stockholders’ Equity/(Deficit)	482,778,372	28,000,026	26,268,232
Whiskey Notes
Long Term Liabilities
Warrant Liabilities			1,512,692
Convertible Notes Payable
Long Term Liabilities
Warrant Liabilities			794,868
Series A Convertible Preferred Stock
Stockholders’ Equity/(Deficit)
Preferred Stock	21	49
Series B Convertible Preferred Stock
Stockholders’ Equity/(Deficit)
Preferred Stock	$ 2